8. Share-based payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Payments Details
Nonemployee common stock	$ 10,000	$ 602,507
Nonemployee preferred stock (Series B)	50,000
Nonemployee warrants - fully-vested upon issuance	1,603,025	6,981
Nonemployee warrants - service and performance conditions	20,933	52,056
Employee common stock	277,090
Employee stock options - fully vested upon grant
Employee stock options - market price-based	327,000	1,308,000
Legal Settlement - replacement warrants		1,764,450
Total share-based expense charged against income	$ 2,288,048	$ 3,733,994
Impact on net loss per common share: Basic and diluted	$ (0.05)	$ (0.05)